Securities (Investments' Gross Unrealized Losses and Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	$ 30,076	$ 6,681
Less than 12 Months, Unrealized Losses	(206)	(58)
12 Months or More, Fair Value		15
12 Months or More, Unrealized Losses		(1)
Total, Fair Value	30,076	6,696
Total, Unrealized Losses	(206)	(59)
US Government Agencies [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	7,056
Less than 12 Months, Unrealized Losses	(20)
Total, Fair Value	7,056
Total, Unrealized Losses	(20)
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	5,821
Less than 12 Months, Unrealized Losses	(73)
Total, Fair Value	5,821
Total, Unrealized Losses	(73)
Corporate obligations [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value		4,152
Less than 12 Months, Unrealized Losses		(54)
Total, Fair Value		4,152
Total, Unrealized Losses		(54)
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	17,199	2,495
Less than 12 Months, Unrealized Losses	(113)	(2)
Total, Fair Value	17,199	2,495
Total, Unrealized Losses	(113)	(2)
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value		34
Less than 12 Months, Unrealized Losses		(2)
12 Months or More, Fair Value		15
12 Months or More, Unrealized Losses		(1)
Total, Fair Value		49
Total, Unrealized Losses		$ (3)
Less than 12 Months [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	32
12 Months or More [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	0